Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000223246
Shareholder Report [Line Items]
Fund Name	SouthernSun Small Cap Fund
Class Name	Class N Shares
Trading Symbol	SSSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class N Shares of the SouthernSun Small Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://southernsunam.com/investment-products/small-cap-fund/. You can also request this information by contacting us at 866-392-2626.
Additional Information Phone Number	866-392-2626
Additional Information Website	https://southernsunam.com/investment-products/small-cap-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun Small Cap Fund, Class N Shares	$146	1.31%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the 12-month period ended September 30, 2024, the Fund (Class N Shares) returned 23.65%, but underperformed its benchmark, the Russell 3000TM Index which returned 35.19%.

SouthernSun Management, LLC focuses on building a portfolio of attractively valued, high quality businesses with strong market positions and financial flexibility, led by management teams that are good allocators of capital. We believe that stock selection will be the most important long-term driver of portfolio returns. However, in the past year, movements in equity markets seem to have been driven largely by macroeconomic sentiment in addition to individual company performance. For example, macro pressures in Q2 2024 led to negative returns for small cap equities as uncertainty regarding inflation, interest rates and the economy weighted on markets and caused consumers to remain cautious with spending. Equity markets later responded positively to rate reduction and signals for further cuts, as consumers continue to be restrained, especially regarding spending on big-ticket items.

Stock selection within the consumer staples and health care sectors was responsible for the majority of the underperformance during the last year, led by Darling Ingredients Inc. (DAR) and U.S. Physical Therapy, Inc. (USPH), respectively. This was offset, in part, by stock selection within the industrials sector, led by Dycom Industries, Inc. (DY), and our underweight exposure to the energy sector, which posted a negative return for the 12-month period.

Looking forward, we believe the market may experience volatility due to the election cycle and potential future reactions to interest rate activity and economic data. Our opinion is that market environments like these create opportunities for active management that truly have a long-term investment horizon. Price dislocations often occur when there is economic uncertainty and price volatility. These dislocations can result in opportunities to add to positions, take profits, or initiate new positions in the portfolio. We take a long-term view, and we will take advantage of what we believe could be short-term price movements, in order to improve the long-term upside for the portfolios.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	SouthernSun Small Cap Fund, Class N Shares - $20105	Russell 3000 ™ Index (USD)* - $33432	Russell 2000 Index (USD) - $23210
Sep/14	$10000	$10000	$10000
Sep/15	$8106	$9951	$10125
Sep/16	$9158	$11440	$11691
Sep/17	$11162	$13579	$14115
Sep/18	$11075	$15967	$16266
Sep/19	$10249	$16433	$14820
Sep/20	$10176	$18898	$14878
Sep/21	$14920	$24921	$21972
Sep/22	$14277	$20528	$16809
Sep/23	$16259	$24729	$18310
Sep/24	$20105	$33432	$23210

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
SouthernSun Small Cap Fund, Class N Shares	23.65%	14.43%	7.23%
Russell 3000 ™ Index (USD)*	35.19%	15.26%	12.83%
Russell 2000 Index (USD)	26.76%	9.39%	8.78%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 327,009,022
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,326,397
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$327,009,022	21	$2,326,397	17%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Financials	5.0%
Health Care	5.4%
Information Technology	7.1%
Materials	12.5%
Consumer Staples	16.7%
Consumer Discretionary	18.1%
Industrials	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Brink's	7.0%
Belden	6.5%
Darling Ingredients	6.4%
MGP Ingredients	6.4%
Louisiana-Pacific	6.0%
Enerpac Tool Group, Cl A	5.8%
Dycom Industries	5.5%
US Physical Therapy	5.4%
Live Oak Bancshares	5.0%
Dorman Products	5.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-392-2626
Updated Prospectus Web Address	https://southernsunam.com/investment-products/small-cap-fund/
C000223247
Shareholder Report [Line Items]
Fund Name	SouthernSun Small Cap Fund
Class Name	Class I Shares
Trading Symbol	SSSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the SouthernSun Small Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://southernsunam.com/investment-products/small-cap-fund/. You can also request this information by contacting us at 866-392-2626.
Additional Information Phone Number	866-392-2626
Additional Information Website	https://southernsunam.com/investment-products/small-cap-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun Small Cap Fund, Class I Shares	$119	1.06%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the 12-month period ended September 30, 2024, the Fund (Class I Shares) returned 23.98%, but underperformed its benchmark, the Russell 3000TM Index which returned 35.19%.

SouthernSun Management, LLC focuses on building a portfolio of attractively valued, high quality businesses with strong market positions and financial flexibility, led by management teams that are good allocators of capital. We believe that stock selection will be the most important long-term driver of portfolio returns. However, in the past year, movements in equity markets seem to have been driven largely by macroeconomic sentiment in addition to individual company performance. For example, macro pressures in Q2 2024 led to negative returns for small cap equities as uncertainty regarding inflation, interest rates and the economy weighted on markets and caused consumers to remain cautious with spending. Equity markets later responded positively to rate reduction and signals for further cuts, as consumers continue to be restrained, especially regarding spending on big-ticket items.

Stock selection within the consumer staples and health care sectors was responsible for the majority of the underperformance during the last year, led by Darling Ingredients Inc. (DAR) and U.S. Physical Therapy, Inc. (USPH), respectively. This was offset, in part, by stock selection within the industrials sector, led by Dycom Industries, Inc. (DY), and our underweight exposure to the energy sector, which posted a negative return for the 12-month period.

Looking forward, we believe the market may experience volatility due to the election cycle and potential future reactions to interest rate activity and economic data. Our opinion is that market environments like these create opportunities for active management that truly have a long-term investment horizon. Price dislocations often occur when there is economic uncertainty and price volatility. These dislocations can result in opportunities to add to positions, take profits, or initiate new positions in the portfolio. We take a long-term view, and we will take advantage of what we believe could be short-term price movements, in order to improve the long-term upside for the portfolios.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	SouthernSun Small Cap Fund, Class I Shares - $206087	Russell 3000 ™ Index (USD)* - $334317	Russell 2000 Index (USD) - $232101
Sep/14	$100000	$100000	$100000
Sep/15	$81273	$99505	$101246
Sep/16	$92023	$114395	$116906
Sep/17	$112446	$135795	$141155
Sep/18	$111845	$159667	$162664
Sep/19	$103732	$164326	$148205
Sep/20	$103266	$188977	$148783
Sep/21	$151790	$249214	$219719
Sep/22	$145656	$205284	$168090
Sep/23	$166232	$247288	$183100
Sep/24	$206087	$334317	$232101

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
SouthernSun Small Cap Fund, Class I Shares	23.98%	14.72%	7.50%
Russell 3000 ™ Index (USD)*	35.19%	15.26%	12.83%
Russell 2000 Index (USD)	26.76%	9.39%	8.78%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 327,009,022
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,326,397
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$327,009,022	21	$2,326,397	17%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Financials	5.0%
Health Care	5.4%
Information Technology	7.1%
Materials	12.5%
Consumer Staples	16.7%
Consumer Discretionary	18.1%
Industrials	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Brink's	7.0%
Belden	6.5%
Darling Ingredients	6.4%
MGP Ingredients	6.4%
Louisiana-Pacific	6.0%
Enerpac Tool Group, Cl A	5.8%
Dycom Industries	5.5%
US Physical Therapy	5.4%
Live Oak Bancshares	5.0%
Dorman Products	5.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-392-2626
Updated Prospectus Web Address	https://southernsunam.com/investment-products/small-cap-fund/
C000223248
Shareholder Report [Line Items]
Fund Name	SouthernSun U.S. Equity Fund
Class Name	Class N
Trading Symbol	SSEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class N Shares of the SouthernSun U.S. Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://southernsunam.com/investment-products/. You can also request this information by contacting us at 866-392-2626.
Additional Information Phone Number	866-392-2626
Additional Information Website	https://southernsunam.com/investment-products/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun U.S. Equity Fund, Class N Shares	$149	1.34%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the 12-month period ended September 30, 2024, the Fund (Class N Shares) returned 22.33%, but underperformed its benchmark, the Russell 3000TM Index which returned 35.19%.

SouthernSun Management, LLC focuses on building a portfolio of attractively valued, high quality businesses with strong market positions and financial flexibility, led by management teams that are good allocators of capital. We believe that stock selection will be the most important long-term driver of portfolio returns. However, in the past year, movements in equity markets seem to have been driven largely by macroeconomic sentiment in addition to individual company performance. For example, macro pressures in Q2 2024 led to negative returns for small cap equities as uncertainty regarding inflation, interest rates and the economy weighted on markets and caused consumers to remain cautious with spending. Equity markets later responded positively to rate reduction and signals for further cuts, as consumers continue to be restrained, especially regarding spending on big-ticket items.

Stock selection within the consumer staples and health care sectors was responsible for the majority of the underperformance during the last year, led by Darling Ingredients Inc. (DAR) and U.S. Physical Therapy, Inc. (USPH), respectively. This was offset, in part, by stock selection within the industrials sector, led by Dycome Industries, Inc. (DY) and in the consumer discretionary sector, led by Boot Barn Holdings, Inc. (BOOT).

Looking forward, we believe the market may experience volatility due to the election cycle and potential future reactions to interest rate activity and economic data. Our opinion is that market environments like these create opportunities for active management that truly have a long-term investment horizon. Price dislocations often occur when there is economic uncertainty and price volatility. These dislocations can result in opportunities to add to positions, take profits, or initiate new positions in the portfolio. We take a long-term view, and we will take advantage of what we believe could be short-term price movements, in order to improve the long-term upside for the portfolios.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	SouthernSun U.S. Equity Fund, Class N Shares - $19819	Russell 3000 ™ Index (USD)* - $33432	Russell 2500 Index (USD) - $24773
Sep/14	$10000	$10000	$10000
Sep/15	$8680	$9951	$10038
Sep/16	$9733	$11440	$11487
Sep/17	$10873	$13579	$13531
Sep/18	$11114	$15967	$15722
Sep/19	$9835	$16433	$15086
Sep/20	$9996	$18898	$15421
Sep/21	$14390	$24921	$22364
Sep/22	$13793	$20528	$17644
Sep/23	$16201	$24729	$19635
Sep/24	$19819	$33432	$24773

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
SouthernSun U.S. Equity Fund, Class N Shares	22.33%	15.04%	7.08%
Russell 3000 ™ Index (USD)*	35.19%	15.26%	12.83%
Russell 2500 Index (USD)	26.17%	10.43%	9.50%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 55,929,668
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 334,705
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$55,929,668	23	$334,705	27%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Health Care	5.1%
Information Technology	6.0%
Materials	8.5%
Consumer Discretionary	15.5%
Consumer Staples	16.3%
Industrials	45.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Brink's	6.4%
Darling Ingredients	6.3%
MGP Ingredients	6.0%
Belden	6.0%
Broadridge Financial Solutions	5.6%
Louisiana-Pacific	5.5%
US Physical Therapy	5.1%
Boot Barn Holdings	4.9%
Dycom Industries	4.9%
Timken	4.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-392-2626
Updated Prospectus Web Address	https://southernsunam.com/investment-products/
C000223249
Shareholder Report [Line Items]
Fund Name	SouthernSun U.S. Equity Fund
Class Name	Class I
Trading Symbol	SSEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the SouthernSun U.S. Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://southernsunam.com/investment-products/. You can also request this information by contacting us at 866-392-2626.
Additional Information Phone Number	866-392-2626
Additional Information Website	https://southernsunam.com/investment-products/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun U.S. Equity Fund, Class I Shares	$121	1.09%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the 12-month period ended September 30, 2024, the Fund (Class I Shares) returned 22.58%, but underperformed its benchmark, the Russell 3000TM Index which returned 35.19%.

SouthernSun Management, LLC focuses on building a portfolio of attractively valued, high quality businesses with strong market positions and financial flexibility, led by management teams that are good allocators of capital. We believe that stock selection will be the most important long-term driver of portfolio returns. However, in the past year, movements in equity markets seem to have been driven largely by macroeconomic sentiment in addition to individual company performance. For example, macro pressures in Q2 2024 led to negative returns for small cap equities as uncertainty regarding inflation, interest rates and the economy weighted on markets and caused consumers to remain cautious with spending. Equity markets later responded positively to rate reduction and signals for further cuts, as consumers continue to be restrained, especially regarding spending on big-ticket items.

Stock selection within the consumer staples and health care sectors was responsible for the majority of the underperformance during the last year, led by Darling Ingredients Inc. (DAR) and U.S. Physical Therapy, Inc. (USPH), respectively. This was offset, in part, by stock selection within the industrials sector, led by Dycome Industries, Inc. (DY) and in the consumer discretionary sector, led by Boot Barn Holdings, Inc. (BOOT).

Looking forward, we believe the market may experience volatility due to the election cycle and potential future reactions to interest rate activity and economic data. Our opinion is that market environments like these create opportunities for active management that truly have a long-term investment horizon. Price dislocations often occur when there is economic uncertainty and price volatility. These dislocations can result in opportunities to add to positions, take profits, or initiate new positions in the portfolio. We take a long-term view, and we will take advantage of what we believe could be short-term price movements, in order to improve the long-term upside for the portfolios.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	SouthernSun U.S. Equity Fund, Class I Shares - $203202	Russell 3000 ™ Index (USD)* - $334317	Russell 2500 Index (USD) - $247726
Sep/14	$100000	$100000	$100000
Sep/15	$87018	$99505	$100379
Sep/16	$97825	$114395	$114869
Sep/17	$109586	$135795	$135307
Sep/18	$112283	$159667	$157218
Sep/19	$99634	$164326	$150859
Sep/20	$101485	$188977	$154207
Sep/21	$146438	$249214	$223644
Sep/22	$140756	$205284	$176438
Sep/23	$165776	$247288	$196348
Sep/24	$203202	$334317	$247726

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
SouthernSun U.S. Equity Fund, Class I Shares	22.58%	15.32%	7.35%
Russell 3000 ™ Index (USD)*	35.19%	15.26%	12.83%
Russell 2500 Index (USD)	26.17%	10.43%	9.50%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 55,929,668
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 334,705
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$55,929,668	23	$334,705	27%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Health Care	5.1%
Information Technology	6.0%
Materials	8.5%
Consumer Discretionary	15.5%
Consumer Staples	16.3%
Industrials	45.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Brink's	6.4%
Darling Ingredients	6.3%
MGP Ingredients	6.0%
Belden	6.0%
Broadridge Financial Solutions	5.6%
Louisiana-Pacific	5.5%
US Physical Therapy	5.1%
Boot Barn Holdings	4.9%
Dycom Industries	4.9%
Timken	4.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-392-2626
Updated Prospectus Web Address	https://southernsunam.com/investment-products/